Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 5,563,979
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	68,752,983
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	26,497,128
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	39,265,192
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	538,354
EBP, Change in Net Asset Available for Benefit, Decrease	54,393,428
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	53,624,747
EBP, Net Asset Available for Benefit	502,032,730
EBP, Nonparticipant-Directed
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	694,238
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	21,388,779
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	0
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	12,768,064
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	211,312
EBP, Change in Net Asset Available for Benefit, Decrease	26,080,384
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	8,076,459
EBP, Net Asset Available for Benefit	178,033,663
EBP, Participant-Directed
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	4,869,741
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	47,364,204
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	26,497,128
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	26,497,128
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	327,042
EBP, Change in Net Asset Available for Benefit, Decrease	28,313,044
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	45,548,288
EBP, Net Asset Available for Benefit	323,999,067
EBP, Employer, Common Stock
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	63,189,004
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Noncash	12,768,064
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	10,133,597
EBP, Employer, Common Stock | EBP, Nonparticipant-Directed
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	20,694,541
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Noncash	12,768,064
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	8,298,803
EBP, Employer, Common Stock | EBP, Participant-Directed
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	42,494,463
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Noncash	0
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	1,834,794
Cash
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	43,721,477
Cash | EBP, Nonparticipant-Directed
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	17,570,269
Cash | EBP, Participant-Directed
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	$ 26,151,208